Reporting entity - Ownership of Shinhan Financial Group and its material consolidated subsidiaries (Parenthetical) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
	Jul. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Paid in capital increase		₩ 0	₩ 0	₩ 1,154,347
BNP Paribas Cardif General Insurance [Member]
Disclosure of subsidiaries [line items]
Shares acquired percentage		94.54%
Shinhan Life Insurance Co Ltd [Member]
Disclosure of subsidiaries [line items]
Shares acquired percentage		5.46%
Shinhan EZ General Insurance, Ltd [Member]
Disclosure of subsidiaries [line items]
Paid in capital increase		₩ 80,000
Proportion of ownership interest in subsidiary		85.10%
Shinhan EZ General Insurance, Ltd [Member] | Previously stated [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Shinhan Card Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of share disposal	100.00%
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. Shinhan Indo Finance [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		76.30%	50.00%